SHAREHOLDERS’ EQUITY (Tables)	12 Months Ended
Sep. 30, 2023
Equity [Abstract]
SCHEDULE OF WARRANT ACTIVITY

A summary of warrants activity for the years ended September 30, 2023, 2022 and 2021 was as follows:

	Number of warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term
Outstanding, September 30, 2021	101,200	$5.00	-
Granted	-	-	-
Forfeited	-	-	-
Exercised	(101,200)	5.00	-
Exercisable, September 30, 2022	-	$-	-
Granted	2,750,000	0.88	1.3
Forfeited	-	-	-
Exercised	-	-	-
Outstanding, September 30, 2023	2,750,000	$0.88	1.3
Exercisable, September 30, 2023	2,750,000	$0.88	1.3

SCHEDULE OF NON-CONTROLLING INTEREST

	Xi’an DT	Tianjin YHX	Total
As of September 30, 2022	$472,812	$57,680	$530,492
Net loss attributable to non-controlling interest	(5,700)	(37,600)	(43,300)
Foreign currency translation adjustment	1,315	8,674	9,989
As of September 30, 2023	$468,427	$28,754	$497,181